Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2016
Summary of Significant Accounting Policies
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements include our accounts and our wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform to the current year presentation.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts in our consolidated financial statements and accompanying notes. These estimates are based on information available as of the date of the Consolidated Financial Statements; therefore, actual results could differ from those estimates.

Foreign Currency Translation

Foreign Currency Translation

Assets and liabilities of our foreign subsidiaries with a functional currency other than the U.S. Dollar are translated into U.S. Dollars using applicable exchange rates at the balance sheet date. Revenue and expenses are translated at average exchange rates effective during the year. The resulting foreign currency translation gains and losses are included as a component of accumulated other comprehensive (loss) income within stockholders’ equity on our Consolidated Balance Sheets.

Assets and liabilities of our foreign subsidiaries for which the functional currency is the U.S. Dollar are re-measured into U.S. Dollars using applicable exchange rates at the balance sheet date, except nonmonetary assets and liabilities, which are re-measured at the historical exchange rates prevailing when acquired. Revenue and expenses are re-measured at average exchange rates effective during the year. Foreign currency translation gains and losses from re-measurement are included in other non-operating (income) expense in the accompanying Consolidated Statements of Comprehensive Income (Loss). The amounts of net gain (loss) on foreign currency re-measurement recognized were immaterial for all periods presented.

Revenue Recognition, Unbilled Receivables and Estimated Liability for Refunds and Appeals

Revenue Recognition, Unbilled Receivables and Estimated Liability for Refunds and Appeals

We provide services under contracts that contain various fee structures, including performance fee‑based contracts and fixed fee arrangements. Revenue is recognized when a contract exists, services have been provided to the client, the fee is fixed and determinable and collectability is reasonably assured.

We recognize revenue on performance fee-based contracts based upon the specific terms of the underlying contract. The contract terms generally specify: (a) time periods covered by the work to be performed; (b) nature and extent of services we are to provide; (c) the client’s duties in assisting and cooperating with us; and (d) fees payable to us. Our fees are most often expressed as a percentage of our findings. Generally, our services are rendered when our clients realize the economic benefits from our services. Our clients realize economic benefits when they take credits against their existing accounts payable based on when we identify cost savings, when they receive refund checks based on overpayments, or when they acknowledge payment reductions based on cost savings.

We derive a relatively small portion of revenue on contracts with fixed fee arrangements. We recognize revenue on these contracts ratably over the contract term and once all of the above criteria have been satisfied.

Historically, there has been a certain amount of revenue with respect to which, even though we had met the requirements of our revenue recognition policy, the claim is ultimately rejected. In such cases, our clients may request a refund or offset if their providers or vendors ultimately reject the payment inaccuracies we find or if our clients determine not to pursue reimbursement from their providers or vendors even though we may have collected fees. We record any such refund as a reduction of revenue. We record an estimate for refund liabilities at any given time based on actual historical refund data by client type. We satisfy such refund liabilities either by offsets to accounts receivable or by cash payments to clients.

In addition to the refund liabilities, we calculate client specific reserves when we determine an additional reserve may be necessary.

The estimated liability for refunds and appeals representing our estimate of claims that may be overturned related to revenue which had already been received was $62,539 and $67,775 at December 31, 2016 and December 31, 2015, respectively. The estimated allowance for refunds and appeals representing our estimate of claims that may be overturned related to amounts in accounts receivable was $41,020 and $33,406 at December 31, 2016 and December 31, 2015, respectively.

Under the Medicare Recovery Audit Program, in which we are one of the four Medicare RACs for CMS, healthcare providers have the right to appeal a claim and may pursue additional appeals if the initial appeal is found in favor of CMS. We accrue an estimated liability for appeals based on the amount of fees that are subject to appeals, closures or other adjustments and those which we estimate are probable of being returned to CMS following a successful appeal by the providers. Our estimates are based on our historical experience with the Medicare RAC appeal process.

This estimated liability for Medicare RAC appeals is an offset to revenue in our Consolidated Statements of Comprehensive Income (Loss). The liability is included in the estimated liability for refunds and appeals on our Consolidated Balance Sheets. See Note 8 for further information regarding the estimated liability for appeals related to the Medicare RAC program.

Unbilled receivables represent revenue recognized related to claims for which clients have received economic value that were not invoiced at the balance sheet date. Unbilled receivables were approximately $51,643 and $51,799 as of December 31, 2016 and December 31, 2015, respectively and are included in accounts receivable on our Consolidated Balance Sheets.

Certain unbilled receivables arise when a portion of our earned fee is deferred at the time of the initial invoice. At a later date (which can be up to a year after original invoice, and at other times during the year after completion of the audit period based on contractual terms or as agreed with our client), we invoice the unbilled receivable amount. Notwithstanding the deferred due date, our clients acknowledge we have earned this unbilled receivable at the time of the original invoice, but we have agreed to defer billing the client for the related services. Unbilled receivables of this nature were approximately $6,137 and $6,431 as of December 31, 2016 and December 31, 2015, respectively, and are included in accounts receivable on our Consolidated Balance Sheets.

We record periodic changes in unbilled receivables and refund liabilities as adjustments to revenue.

Cost of Revenue

Cost of Revenue

Cost of revenue is a direct cost associated with generating revenue. Cost of revenue related to compensation includes the total cost of payroll, related benefits and stock compensation expense for employees in roles that serve to provide direct revenue generating services to clients. Other cost of revenue primarily includes expenses related to the use of certain subcontractors and professional service firms, costs associated with the retrieval of medical records and facilities related costs associated with locations that are used strictly for revenue generating activities. Cost of revenue does not include depreciation and amortization, which is stated separately in our Consolidated Statements of Comprehensive Income (Loss).

Selling, General and Administrative ("SG&A")

Selling, General and Administrative (“SG&A”)

Compensation within SG&A includes the total cost of payroll, related benefits and stock compensation expense for employees who do not have a direct role associated with revenue generation including those involved with developing new service offerings. Other SG&A expenses include all general operating costs. These costs include, but are not limited to, rent and occupancy costs for facilities associated with locations that are used for employees not serving in revenue generating roles, telecommunications costs, information technology infrastructure costs, software licensing costs, advertising and marketing expenses, costs associated with developing new service offerings and expenses related to the use of certain subcontractors and professional services firms. Selling, general and administrative expenses do not include depreciation and amortization, which is stated separately in our Consolidated Statements of Comprehensive Income (Loss).

Advertising Costs

Advertising Costs

Advertising costs are expensed as incurred and included in other selling, general and administrative expenses on our Consolidated Statements of Comprehensive Income (Loss). Advertising expense was $1,345,  $1,241 and $1,294 for the years ended December 31, 2016, 2015 and 2014, respectively.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents include all cash balances and highly liquid investments with an original maturity of 90 days or less from the date of purchase.
Restricted Cash

Restricted Cash

In connection with providing services to certain clients, we maintain a series of lockbox accounts with certain financial institutions. These lockbox accounts exist to receive funds we collect on behalf of our clients resulting from services provided. When client funds are received and deposited into the lockbox accounts, we record a corresponding customer deposit liability. These funds are included as both restricted cash in current assets and customer deposits in current liabilities on our Consolidated Balance Sheets.

Accounts Receivable

Accounts Receivable

Trade accounts receivable are recorded at the invoiced amount and do not bear interest. We accrue an allowance against accounts receivable related to fees yet to be collected, based on historical losses adjusted for current market conditions, our clients’ financial condition, the amount of any receivables in dispute, the current receivables aging and current payment patterns. We record changes in our estimate to the allowance for doubtful accounts through bad debt expense and relieve the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. Write offs for all periods presented have not been significant. We do not have any off balance sheet credit exposure related to our clients.

Investments

Investments

Investments, which were historically purchased on behalf of our nonqualified profit sharing incentive compensation plan (See Note 19), consisted of money market securities and were classified as available-for-sale securities. Available-for-sale securities are reported at fair values (based primarily on quoted prices and market observable inputs) using the specific identification method, with the unrealized gains and losses included in accumulated other comprehensive (loss) income on our Consolidated Balance Sheets. Investments are included in prepaid expenses and other current assets on our Consolidated Balance Sheets (See Note 3). Realized gains and losses and interest and dividends on available-for-sale securities are included in other non-operating (income) expense on the Consolidated Statements of Comprehensive Income (Loss).

Property and Equipment

Property and Equipment

Property and equipment is stated at cost, net of accumulated depreciation. Depreciation on property and equipment is calculated using the straight-line method over the estimated useful lives of the assets and is included in depreciation and amortization of property and equipment in our Consolidated Statements of Comprehensive Income (Loss). The estimated useful lives of our property and equipment are as follows:

Computer equipment	3	-	5	years
Software	2	-	5	years
Furniture and fixtures			7	years
Leasehold improvements				Lesser of remaining lease term or expected service life of improvement

We have asset retirement obligations (“AROs”) arising from contractual requirements to perform specified activities at the time of disposition of certain leasehold improvements and equipment at some of our facilities. We record a liability for the estimated costs of these AROs. The liabilities are included in other long-term liabilities on our Consolidated Balance Sheets and are initially measured at fair value and subsequently are adjusted for accretion expense and any changes in the amount or timing of the estimated cash flows.

Internally Developed Software Costs

Internally Developed Software Costs

Capitalization of costs incurred in connection with software developed for internal use commences when both the preliminary project stage is completed and management has authorized further funding for the project, based on a determination that it is probable the project will be completed and used to perform the function intended. Capitalized costs are limited to (i) external direct costs of materials and services consumed in developing or obtaining internal use software and (ii) payroll and payroll related costs for employees who are directly associated with and devote time to the internal use software project. Capitalization of such costs ceases no later than the point at which the project is substantially complete and ready for its intended use. All other costs to develop software for internal use are expensed as incurred. We capitalized approximately $21,580 and $7,239 for the years ended December 31, 2016 and 2015, respectively. Amortization of software and software development costs is calculated on a straight-line basis over the expected economic life of the software, generally estimated to be five years and is included in depreciation and amortization of property and equipment on our Consolidated Statements of Comprehensive Income (Loss). Amortization expense for internal use software was $2,992,  $2,287 and $722 for the years ended December 31, 2016, 2015 and 2014, respectively. Amortization expense for the year ended December 31, 2015 includes the write off of approximately $975 related to software that is no longer being used.

Intangible Assets

Intangible Assets

Our intangible assets with definite lives include customer relationships and acquired software. Intangible assets with indefinite lives include a trademark, which is not being amortized and is tested for impairment on an annual basis or when events or changes in circumstances necessitate an evaluation for impairment. Intangible assets with definite lives are initially recorded at fair value and are amortized on a basis consistent with the timing and pattern of expected cash flows used to value the intangibles, generally on a straight-line basis over useful lives ranging from 6 to 14 years. Amortization expense is included in amortization of intangible assets in our Consolidated Statements of Comprehensive Income (Loss).

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets, including property and equipment and intangible assets with definite lives, are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. If circumstances require the asset or asset group be tested for possible impairment, we first compare undiscounted cash flows expected to be generated by the asset or asset group to its carrying value. If the carrying value of the asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment loss is recognized to the extent the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third party independent appraisals, as necessary. Intangible assets with indefinite lives are tested for impairment on an annual basis as of October 1, of each year or more frequently whenever events or circumstances indicate that the carrying amount of such assets may not be recoverable. Recoverability of these assets is measured by a comparison of the carrying amounts to the future discounted cash flows the assets are expected to generate.

We recognized a $27,826 impairment charge on our trademark assets during the year ended December 31, 2015 due to a change in the estimated fair value of the trademark. We recognized a $74,034 impairment charge for the year ended December 31, 2014 due to the change in the estimated fair value of our CMS customer relationship intangible asset associated with the Medicare RAC. See Note 6 for further detail.

Goodwill

Goodwill

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination which are not individually identified and separately recognized. We do not amortize goodwill. Goodwill is reviewed for impairment on an annual basis as of October 1, of each year or more frequently if a triggering event occurs. These tests are performed at the reporting unit level. We have two reporting units, Healthcare and Global Retail and Other. We are permitted to make a qualitative assessment of whether it is more likely than not that a reporting unit’s fair value is less than its carrying amount before applying the two step impairment test as required in ASC 350, Intangibles—Goodwill and Other. If we can support the conclusion that it is more likely than not that the fair value of a reporting unit is greater than its carrying amount, then we would not need to perform the two step impairment test. If we cannot support such a conclusion, or we do not elect to perform the qualitative assessment, then the first step of the goodwill impairment test is used to identify potential impairment by comparing the fair value of a reporting unit with its carrying amount, including goodwill. The fair value of each reporting unit is determined using a discounted cash flow analysis.

Acquisitions

Acquisitions

We account for acquisitions using the accounting for business combinations. The purchase price is allocated to the identifiable net assets acquired, including intangible assets and liabilities assumed, based on estimated fair values at the date of the acquisition. The excess of the purchase price over the amount allocated to the identifiable assets and liabilities, if any, is recorded as goodwill.

Determining the fair value of assets acquired and liabilities assumed requires significant judgment, including the selection of valuation methodologies, estimates of future revenue and cash flows and discount rates.

Under the acquisition method of accounting for business combinations, any changes to acquired balances in tax accounts, including adjustments to deferred tax asset valuation allowances or liabilities related to uncertain tax positions, which are recorded during the measurement period, and are determined to be attributable to facts and circumstances that existed as of the acquisition date, are considered a measurement period adjustment and will result in an offsetting increase or decrease to goodwill. All other changes to deferred tax asset valuation allowances and liabilities related to uncertain tax positions will result in an increase or decrease to income tax expense.

Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, as well as for tax attributes such as operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

We recognize net deferred tax assets to the extent that we believe these assets are more likely than not to be realized. In making such a determination, we consider all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies, and results of recent operations. In the event we determine that we would be able to realize our deferred tax assets in the future in excess of their net recorded amount, we reduce the deferred tax asset valuation allowance and record a benefit in our provision for income taxes in our Consolidated Statements of Comprehensive Income (Loss).

We record liabilities related to uncertain tax positions in accordance with ASC 740, Income Taxes (“ASC 740”),  on the basis of a two step process whereby (1) we determine whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more likely than not recognition threshold, we recognize the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. We recognize interest and penalties related to unrecognized tax benefits within the income tax provision in the accompanying Consolidated Statements of Comprehensive Income (Loss). Accrued interest and penalties are included within accounts payable and accrued other expenses in the Consolidated Balance Sheets.

Derivative Instruments

Derivative Instruments

Our derivative instruments consist entirely of interest rate cap agreements, are stated at fair value and are included in accounts payable and accrued other expenses and other long-term liabilities on our Consolidated Balance Sheets. Changes in the fair value of derivatives that are designated as cash flow hedges are deferred in accumulated other comprehensive loss (income) on our Consolidated Balance Sheets until the underlying hedged transactions are recognized in earnings, at which time any deferred hedging gains or losses are also recorded in earnings. See Note 10 for more information.

Stock-Based Compensation

Stock-Based Compensation

Our policy is to issue new shares for purchases under our equity incentive plans as described in Note 15. Stock-based compensation expense is estimated at the grant date based on an award’s fair value. The determination of the stock-based compensation expense related to stock options is calculated using a Black-Scholes-Merton option pricing model and is affected by our stock price, expected stock price volatility over the term of the awards, expected term, risk free interest rate and expected dividends. We record forfeitures as they occur.

We recognize stock-based compensation expense for service-based equity awards using the straight-line attribution method over the requisite service period.

We have awarded performance-based equity awards to certain employees and directors. Performance-based awards vested in accordance with the specific performance criteria espoused in the executed award agreements. Consistent with the service-based equity awards, the vesting of performance-based equity awards was dependent upon the participant’s continued employment through the date the performance criteria were achieved. The criteria associated with our outstanding performance-based stock options as defined in the terms of the award agreements, was satisfied as of September 30, 2016 and therefore these stock options all became vested and exercisable. As such, we recorded stock-based compensation expense during the year ended December 31, 2016 based on the grant date fair value of the performance-based awards.

Commitments and Contingencies

Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. See Note 8 for further detail on loss contingency related to the Medicare RAC.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying values for cash and cash equivalents, restricted cash, accounts receivable, accounts payable, and other accrued liabilities reasonably approximate fair market value due to their nature and the short term maturity of these financial instruments. We measure assets and liabilities at fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, we use a consistent fair value hierarchy framework as defined in ASC 820, Fair Value Measurement. Refer to Note 11 for more information regarding management’s fair value estimates.

Recently Issued Accounting Standards

Recently Issued Accounting Standards

In January 2017, the FASB issued ASU 2017-04, Simplifying the Test for Goodwill Impairment (“ASU 2017-04”), which is intended to simplify how an entity is required to test goodwill for impairment by eliminating Step 2 from the goodwill impairment test. Step 2 measures a goodwill impairment loss by comparing the implied fair value of a reporting unit’s goodwill with the carrying amount of the goodwill. Instead, an entity should compare the fair value of a reporting unit with its carrying amount and recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value and should not exceed the total amount of goodwill allocated to that reporting unit. The guidance is effective for public companies with annual reporting periods beginning after December 15, 2019, and interim periods within those annual periods. Early adoption is permitted. We are evaluating this new guidance and do not believe it will have a material impact on our consolidated financial statements and related disclosures as the fair values of our reporting units exceed their carrying values.

In November 2016, the FASB issued ASU 2016-18, Restricted Cash (“ASU 2016-18”), which requires that restricted cash be included with cash and cash equivalents when reconciling the beginning and end of period total amounts shown on the statement of cash flows. The guidance is effective for public companies with annual reporting periods beginning after December 15, 2017, and interim periods within those annual periods. Early adoption is permitted. We are evaluating this guidance and its impact on our consolidated financial statements and related disclosures and expect the adoption of this ASU could impact the disclosure of our cash flows from operations.

In August 2016, the FASB issued ASU 2016-15, Classification of Certain Cash Receipts and Cash Payments (“ASU 2016-15”), which addresses eight specific cash flow issues in order to reduce diversity in practice. The guidance is effective for public companies with annual reporting periods beginning after December 15, 2017, and interim periods within those annual periods. Early adoption is permitted. We are evaluating this guidance and its impact on our consolidated financial statements and related disclosures.

In March 2016, the FASB issued ASU 2016-09, Improvements to Employee Share-Based Payment Accounting (“ASU 2016-09”), which simplifies several aspects of the accounting for share based compensation. ASU 2016-09 changes several aspects of the accounting for share based payment award transactions, including 1) accounting for income taxes, 2) classification of excess tax benefits on the statement of cash flows, 3) forfeitures, 4) minimum statutory tax withholding requirements and 5) classification of employee taxes paid on the statement of cash flows when an employer withholds shares for tax-withholding purposes. We early adopted ASU 2016-09 during the third quarter of 2016, which did not result in any significant changes to our current or prior period consolidated financial statements. As a result of this adoption, we recorded an excess tax benefit of approximately $4,000 during the fourth quarter of 2016 related to stock option exercises. In conjunction with adopting ASU 2016-09, we also made an accounting policy election to account for forfeitures as they occur.

In February 2016, the FASB issued ASU 2016-02, Leases (“ASU 2016-02”), which changes the accounting recognition, measurement and disclosure for leases in order to increase transparency. ASU 2016-02 requires lease assets and liabilities to be recognized on the balance sheet and key information about leasing arrangements to be disclosed. The guidance is effective for public companies with annual reporting periods beginning after December 15, 2018, including interim periods within that reporting period. Early adoption is permitted. We are evaluating this new guidance and its impact on our consolidated financial statements and related disclosures.

In January 2016, the FASB issued ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”), which changes the current financial instruments model primarily impacting the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. The guidance is effective for public companies with annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. We are evaluating this new guidance and do not believe it will have a material impact on our consolidated financial statements and related disclosures.

In November 2015, the FASB issued ASU 2015‑17, Balance Sheet Classification of Deferred Taxes, (“ASU 2015‑17”), which requires entities with a classified balance sheet to present all deferred tax assets and liabilities as noncurrent. The guidance is effective for public companies with annual and interim periods beginning after December 15, 2016. We early adopted the provisions of ASU 2015-17 as of December 31, 2016 and prior period amounts have been reclassified to conform to the current period presentation. As of December 31, 2015, $32,919 of current deferred tax assets have been reclassified to long-term deferred tax liabilities in the consolidated balance sheet. The adoption of ASU 2015-17 did not materially impact our consolidated financial position, results of operations or cash flows, but did reduce our calculation of working capital.

In April 2015, the FASB issued ASU 2015-05, Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement (“ASU 2015-05”), which established guidance regarding the accounting for software licenses. ASU 2015-05 was effective for annual reporting periods, including interim periods, beginning after December 15, 2015. We prospectively adopted the provisions of ASU 2015-05 as of January 1, 2016 and have not yet had any material contracts that were impacted by this new guidance.

In April 2015, the FASB issued ASU 2015‑03, Simplifying the Presentation of Debt and Issuance Costs (“ASU 2015‑03”), which establishes guidance to simplify the presentation of debt issuance costs by requiring debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that liability, consistent with debt discounts. Prior to the issuance of ASU 2015-03, debt issuance costs were required to be presented as an asset in the balance sheet. The guidance is effective for annual reporting periods beginning after December 15, 2015, and interim periods within that reporting period. We adopted the provisions of ASU 2015-03 as of January 1, 2016 and prior period amounts have been reclassified to conform to the current period presentation. As of December 31, 2015, $20,975 of debt issuance costs were reclassified in the consolidated balance sheet from debt issuance costs, net to long-term debt. The adoption of ASU 2015-03 did not materially impact our consolidated financial position, results of operations or cash flows.

In May 2014, the FASB issued ASU 2014‑09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014‑09”), which supersedes existing revenue recognition guidance and provides clarification of principles for recognizing revenue from contracts with customers. ASU 2014-09 sets forth a five-step model for determining when and how revenue is recognized. The core principle of the new standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. Additional disclosures will be required to describe the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts. The two permitted transition methods under ASU 2014-09 are the full retrospective method, in which case the new guidance would be applied to each prior reporting period presented and the cumulative effect of applying the standard would be recognized at the earliest period shown, or the modified retrospective method, in which case the cumulative effect of applying the standard would be recognized at the date of the initial application. The guidance is effective for public companies with annual periods beginning after December 15, 2017 and interim periods within that reporting period. The FASB will permit companies to adopt the new standard early, but not before the original effective date of annual reporting periods beginning after December 15, 2016.

We have formed an internal team to evaluate and quantify the potential impact of this new revenue guidance. As of the date of this filing, we have made significant progress on our contract reviews and policy drafting. We will continue to evaluate this new guidance and plan to provide additional information about our method of adoption and the impact, if any, on our consolidated financial statements and related disclosures in future filings.